 EX‑99.1

Wells Fargo Bank, N.A.

Corporate Trust Services

8480 Stagecoach Circle

Frederick, MD 21701-4747

Wells Fargo Commercial Mortgage Trust 2016-C36

Commercial Mortgage Pass-Through Certificates

Series 2016‑C36

For Additional Information, please contact

CTSLink Customer Service

1-866-846-4526

Reports Available www.ctslink.com

Payment Date: 3/17/17

Record Date: 2/28/17

Determination Date: 3/13/17

DISTRIBUTION DATE STATEMENT Table of Contents
STATEMENT SECTIONS	PAGE(s)
Certificate Distribution Detail	2
Certificate Factor Detail	3
Exchangeable Certificates Detail	4
Reconciliation Detail	5
Other Required Information	6
Cash Reconciliation	7
Current Mortgage Loan and Property Stratification Tables	8 - 10
Mortgage Loan Detail	11 - 13
NOI Detail	14 - 16
Principal Prepayment Detail	17
Historical Detail	18
Delinquency Loan Detail	19
Specially Serviced Loan Detail	20 - 21
Advance Summary	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond/Collateral Loss Reconciliation Detail	25
Interest Shortfall Reconciliation Detail	26 - 27

Depositor

Wells Fargo Commercial Mortgage Securities, Inc.

375 Park Avenue

2nd Floor, J0127-23

New York, NY 10152

Contact: Anthony.Sfarra@wellsfargo.com

Phone Number: (212) 214-5613

Master Servicer

Wells Fargo Bank, National Association

Three Wells Fargo, MAC D1050-084

401 S. Tryon Street, 8th Floor

Charlotte, NC 28202

Contact: REAM_InvestorRelations@wellsfargo.com

Phone Number:

Co-op Master Servicer and Co-op Special Servicer

National Cooperative Bank, N.A.

2011 Crystal Drive

Suite 800

Arlington, VA 22202

Contact: Kathleen Luzik

Phone Number: (703) 302-1902

Special Servicer

C-III Asset Management LLC

5221 N. O'Connor Blvd., Suite 600

Irving, TX 75039

Contact: CMBS SS Group

Phone Number: (972) 868-5300

Operating Advisor/Asset Representations Reviewer

Park Bridge Lender Services LLC

600 Third Avenue

40th Floor

New York, NY 10016

Contact: David Rodgers

Phone Number: (212) 230-9025

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

Copyright 2017, Wells Fargo Bank, N.A.

Certificate Distribution Detail
Class (2)	CUSIP	Pass-Through Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Prepayment Penalties	Realized Loss / Additional Trust Fund Expenses	Total Distribution	Ending Balance	Current Subordination Level (1)
A‑1	95000MBL4	1.453000%	41,947,000.00	40,028,004.47	804,323.70	48,467.24	0.00	0.00	852,790.94	39,223,680.77	30.10%
A‑2	95000MBM2	2.504000%	39,657,000.00	39,657,000.00	0.00	82,750.94	0.00	0.00	82,750.94	39,657,000.00	30.10%
A‑3	95000MBN0	2.807000%	220,000,000.00	220,000,000.00	0.00	514,616.67	0.00	0.00	514,616.67	220,000,000.00	30.10%
A‑4	95000MBP5	3.065000%	250,203,000.00	250,203,000.00	0.00	639,060.16	0.00	0.00	639,060.16	250,203,000.00	30.10%
A‑SB	95000MBQ3	2.933000%	48,917,000.00	48,917,000.00	0.00	119,561.30	0.00	0.00	119,561.30	48,917,000.00	30.10%
A‑S	95000MBR1	3.419000%	77,236,000.00	77,236,000.00	0.00	220,058.24	0.00	0.00	220,058.24	77,236,000.00	21.07%
B	95000MBU4	3.671000%	42,909,000.00	42,909,000.00	0.00	131,265.78	0.00	0.00	131,265.78	42,909,000.00	16.05%
C	95000MBV2	4.192331%	36,473,000.00	36,473,000.00	0.00	127,422.41	0.00	0.00	127,422.41	36,473,000.00	11.79%
D	95000MAC5	2.942000%	41,836,000.00	41,836,000.00	0.00	102,567.93	0.00	0.00	102,567.93	41,836,000.00	6.90%